Changes in Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 5,635	¥ 7,610		¥ 15,016
Goodwill acquired		3,776	[1]	1,973	[2]
Impairment losses recognized		5,637		9,379
Foreign exchange translation	512	(114)
Balance at end of fiscal year	6,147	5,635		7,610
Gross amount of goodwill	71,421	70,909		67,247
Accumulated impairment losses	65,274	65,274		59,637
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year	1,843	1,973
Goodwill acquired				1,973	[2]
Foreign exchange translation	336	(130)
Balance at end of fiscal year	2,179	1,843		1,973
Gross amount of goodwill	27,894	27,558		27,688
Accumulated impairment losses	25,715	25,715		25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	3,792	5,637		15,016
Goodwill acquired		3,776	[1]
Impairment losses recognized		5,637		9,379
Foreign exchange translation	176	16
Balance at end of fiscal year	3,968	3,792		5,637
Gross amount of goodwill	43,527	43,351		39,559
Accumulated impairment losses	¥ 39,559	¥ 39,559		¥ 33,922

[1]	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.
[2]	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.